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                               CLEAN HARBORS, INC.
                             1501 WASHINGTON STREET
                         BRAINTREE, MASSACHUSETTS 02185
                                TEL. 781-849-1800

                                                August 31, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Registration Statement on Form S-4
     File No. 333-126193

Ladies and Gentlemen:

     Clean Harbors, Inc. (the "Company") and certain of the Company's subsidiaries (the "Guarantors") have filed the registration statement described above in connection with a proposed exchange offer (the "Exchange Offer") pursuant to which the Company and the Guarantors will offer to exchange up to $150.0 million principal amount of the Company's 11 1/4% Senior Secured Notes due 2012 and related guarantees by the Guarantors (collectively, the "Exchange Securities") registered under such registration statement in exchange for a like principal amount of the Company's outstanding 11 1/4% Senior Secured Notes due 2012 and related guarantees (collectively, the "Initial Securities"). The Company and the Guarantors are registering the Exchange Securities for purposes of the Exchange Offer in reliance on the position taken by the Commission's staff in EXXON CAPITAL HOLDINGS CORPORATION (available April 13, 1989), MORGAN STANLEY & CO. INCORPORATED (available June 5, 1991), SHERMAN AND STERLING (available July 2, 1993), and similar letters.

     In connection with the Exchange Offer, the Company, on its own behalf and on behalf of the Guarantors, represents as follows:

     1. The Company and the Guarantors have not entered into any arrangement or understanding with any person to distribute the Exchange Securities to be received in the Exchange Offer and, to the Company's and the Guarantors' best information and belief, each person participating in the Exchange Offer will be acquiring the Exchange Securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Exchange Offer.

     2. The Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus and the transmittal letter provided to each current holder of the Initial Securities) (i) that if the Exchange Offer is being registered for the purpose of secondary resales, any securityholder using the Exchange Offer to participate in a distribution of the Exchange Securities to be acquired in the registered Exchange Offer (1) may not rely on the staff position enunciated in EXXON CAPITAL HOLDINGS CORPORATION (available April 13, 1989) or similar letters and (2) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933 in connection with a secondary resale transaction, and (ii) that any broker-dealer who holds Initial Securities

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Securities and Exchange Commission
August 31, 2005
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acquired for its account as a result of market-making or other trading activities, and who receives Exchange Securities in exchange for such Initial Securities pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act as described in (1) above in connection with any resale of such Exchange Securities. The Company and the Guarantors acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

     3. The Company will include in the transmittal letter to be executed by the exchange offeree in order to participate in the Exchange Offer representations to the effect that (i) by accepting the Exchange Offer, the exchange offeree represents to the Company that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Securities, and (ii) if the exchange offeree is a broker-dealer holding Initial Securities acquired for its own account as a result of market-making activities or other trading activities, such exchange offeree acknowledges that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities received in respect of such Initial Securities pursuant to the Exchange Offer, provided, however, that by so acknowledging and by delivering a prospectus, an exchange offeree which is a broker-dealer will not be deemed to admit that it is an "underwriter" within the meaning of the Securities Act.

                                    Very truly yours,

                                    Clean Harbors, Inc.


                                    By:    /s/ Carl d. Paschetag
                                        ---------------------------------
                                           Carl d. Paschetag,
                                           Vice President and Treasurer